Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Commitments and Contingencies

12. Commitments and Contingencies

Repurchase Obligations

Under certain conditions, the Company is obligated to repurchase new inventory repossessed from dealerships by financial institutions that provide credit to the Company’s dealers. The maximum obligation of the Company under such floor plan agreements totaled $10,265,229 or 60 units, and $10,510,252 or 69 units, as of December 31, 2024, and December 31, 2023, respectively. The Company incurred no impact from repurchase events during the years ended December 31, 2024 and December 31, 2023.

Litigation

The Company is currently involved in various civil litigation in the normal course of business none of which is considered material.

Twin Vee Powercarsco [Member]
Commitments and Contingencies

10. Commitments and Contingencies

Repurchase Obligations

Under certain conditions, the Company is obligated to repurchase new inventory repossessed from dealerships by financial institutions that provide credit to the Company’s dealers. The maximum obligation of the Company under such floor plan agreements totaled $12,447,144 or 72 units, and $10,265,229 or 60 units, as of September 30, 2025 and December 31, 2024, respectively.

On April 21, 2025, Northpoint Commercial Finance LLC (“Northpoint”) came into possession of certain Twin Vee and AquaSport inventory of United Marine and Storage LLC, a former dealer of Twin Vee PowerCats. Northpoint requested Twin Vee PowerCats Co. to take possession of the inventory and to repurchase the inventory in accordance with the Repurchase Agreement between Twin Vee PowerCats Co. and Northpoint. The Company was able to negotiate a condition reduction on these repossessed boats which resulted in an obligation of $460,220 to Northpoint Commercial Financial. During the second quarter, the Company was able to sell five of the six repossessed boats, resulting in a net loss of approximately $14,875 after transportation, refurbishment, and commissions for the second quarter. During the third quarter, the Company paid its obligation to Northpoint for its one remaining repurchase obligation of $58,984 and is currently marketing this boat for sale. The Company expects to fully recover the amount of the repurchase obligation.

Litigation

The Company is currently involved in various civil litigation in the normal course of business, including a class action suit none of which are considered material.

Irrevocable line of credit

As of September 30, 2025 the Company had $215,117 of restricted cash included in cash, cash equivalents and restricted cash. This amount represents a deposit to secure an irrevocable letter of credit for a supplier contract with Yamaha. These deposits are held in an interest-bearing account. As of December 31, 2024, the Company had $215,117 of restricted cash.